Share capital (Details 2) - Equity Option [Member] - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Statement [Line Items]
Stock-based compensation pertaining to general and administrative expenses	$ 31,133	$ 114,594
Stock-based compensation pertaining to research and development expenses	63,503	167,452
Total	$ 94,636	$ 282,046